MONEYMART ASSETS, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

February 28, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	MoneyMart Assets, Inc.
1933 Act File No.: 2-55301
1940 Act File No.: 811-2619

Dear Sir or Madam:

                Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 25, 2005.

                If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary